Inventories, Net - Schedule of Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories, Net [Abstract]
Raw materials	$ 2,236	$ 1,117
Finished goods	3,548	1,681
Less: write-down of obsolete inventories	(1,406)	(1,486)	$ (1,381)
Total inventories	$ 4,378	$ 1,312